Vessel Operating and Voyage Expenses	6 Months Ended
Jun. 30, 2025
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
15.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2024	2025
Brokerage commissions	156,644	149,275
Brokerage commissions - related party	148,123	289,644
Port & other expenses	180,970	162,305
Bunkers consumption	589,412	25,770
Loss on bunkers	1,512	—
Total Voyage expenses	$1,076,661	$626,994

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2024	2025
Crew & crew related costs	3,025,158	2,997,533
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	774,115	803,294
Lubricants	121,158	78,580
Insurance	210,524	179,295
Tonnage taxes	33,015	32,649
Other	392,438	456,977
Total Vessel operating expenses	$4,556,408	$4,548,328